Revenues - Summary of Voyage and Time Charter Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 15,151,822	$ 16,443,808
Voyage and Time Charter Revenues
Disaggregation of Revenue [Line Items]
Voyage revenue	2,743,646
Charter hire revenue	6,793,304	8,690,905
Address commissions	(68,591)	(79,457)
Total revenues	$ 9,468,359	$ 8,611,448